Balance Sheet Components Other Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Prepaid and other current assets
Matching loan due from a related party		$ 34,123	$ 34,123
Prepaid revenue-sharing cost		12,552	12,428
Prepaid taxes		11,468	28,719
Prepaid content and license costs		7,349	8,694
Prepaid advertising and promotion fee		3,437	4,685
Prepaid professional fees		1,999	2,432
Prepaid rental deposits		1,717	1,928
Receivables from third party payment platforms		1,711	2,670
Employee advances		1,023	569
Interest receivable from bank deposits with original maturities of three months or less		430	3,059
Prepaid office rent and facilities expenses		320	338
Others		6,964	7,666
Prepaid and other current assets		83,093	107,311
Other short-term liabilities
Matching loans due to a related party (See Note 9)		34,123	34,123
Share-based awards in Changyou (See Note 18)		26,906	20,693
Contingent liability related to Shanghai Jingmao liquidation	[1]	21,172	23,900
Deposits from customers		11,100	10,387
Other payables related to Shanghai Jingmao liquidation	[2]	8,587	9,380
Lease liabilities		$ 2,039	$ 1,999
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Other short-term liabilities	Other short-term liabilities
Contract deposits from advertisers		$ 2,030	$ 2,679
Consideration payable for equity investment		707	769
Others		7,868	8,638
Other short-term liabilities		114,532	112,568
Receipts in advance and deferred revenue
Receipts in advance		12,672	18,893
Deferred revenue		35,408	38,148
Receipts in advance and deferred revenue		48,080	57,041
Brand advertising business [Member]
Receipts in advance and deferred revenue
Receipts in advance		2,696	4,297
Online game business [Member]
Receipts in advance and deferred revenue
Receipts in advance		5,636	9,310
Other business [Member]
Receipts in advance and deferred revenue
Receipts in advance		$ 4,340	$ 5,286

[1]	In August 2019, Changyou ceased operating the cinema advertising business and petitioned for the bankruptcy of Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”). As of December 31, 2022, legal proceedings involving the bankruptcy were still in progress.
[2]	In 2021, Changyou received $9.4 million from the bankruptcy proceedings, as a creditor of Shanghai Jingmao, during the process of the liquidation of Shanghai Jingmao. No disposal gain was recognized due to the uncertainty with the proceedings that were still ongoing.